Expense Example - Class NAV	(Health Sciences Fund) 1 year	(Health Sciences Fund) 3 years	(Health Sciences Fund) 5 years	(Health Sciences Fund) 10 years	(Mid Value Fund) 1 year	(Mid Value Fund) 3 years	(Mid Value Fund) 5 years	(Mid Value Fund) 10 years
USD ($)	97	305	530	1,177	93	292	508	1,130